          As filed with the Securities and Exchange Commission on April 17, 2003
                                                Securities Act File No. 33-73520
                                        Investment Company Act File No. 811-8250

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-1A

        Registration Statement Under The Securities Act Of 1933              [X]
                     Pre-Effective Amendment No.__                           [ ]
                    Post-Effective Amendment No.  13                         [X]
                                     and/or

    Registration Statement Under The Investment Company Act Of 1940          [X]
                            Amendment No. 14                                 [X]

                        (Check appropriate box or boxes)
                       ING VP EMERGING MARKETS FUND, INC.
                (Exact Name of Registrant Specified in Charter)

                         7337 E. Doubletree Ranch Road
                           Scottsdale, Arizona 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

         Huey P. Falgout, Jr.                          With Copies To:
         ING Investments, LLC                     Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                        Dechert
      Scottsdale, Arizona 85258                    1775 Eye Street, N.W.
                                                   Washington, D.C. 20006
(Name and Address of Agent for Service)
                                        ----------

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)
[X]   60 days after filing pursuant to paragraph (a)(1)
[ ]   75 days after filing pursuant to paragraph (a)(2)
[ ]   on May 1, 2003 pursuant to paragraph (b)
[ ]   on (date) pursuant to paragraph (a)(1)
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

PROSPECTUS

[ABACUS GRAPHIC]
May 1, 2003

                                                 ING VP EMERGING
                                                 MARKETS FUND

       This Prospectus contains
       important information about
       investing in the ING VP
       Emerging Markets Fund, Inc.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, it is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS



--------------------------------------------------------------------------------

This prospectus describes the Fund's objective, investment strategy and risks.

You'll also find:

--------------------------------------------------------------------------------
[MONEY GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



--------------------------------------------------------------------------------

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

--------------------------------------------------------------------------------
[PENNY]

         WHAT YOU


         PAY TO

         INVEST



--------------------------------------------------------------------------------


WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.



    FUND AT A GLANCE                                   2
    ING VP EMERGING MARKETS FUND                       4
    WHAT YOU PAY TO INVEST                             6
    INFORMATION FOR INVESTORS                          7
    MANAGEMENT OF THE FUND                             9
    DIVIDENDS, DISTRIBUTIONS AND TAXES                10
    MORE INFORMATION ABOUT RISKS                      11
    FINANCIAL HIGHLIGHTS                              14
    WHERE TO GO FOR MORE INFORMATION          Back Cover


Risk is the potential that your investment will lose money or not earn as much as you hope. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the ING VP Emerging Markets Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.
Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE FUND ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

FUND AT A GLANCE
--------------------------------------------------------------------------------

          This table is a summary of the objective, main investments and risks of the ING VP Emerging Markets Fund. It is designed to help you understand the main risks associated with the Fund, and how risk and investment objective relate. This table is only a summary. You should read the complete description of the Fund's investment objective, strategies and risks on page 4.

                  FUND                                 INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------
                  VP Emerging Markets Fund             Long-term growth of capital
                  Adviser: ING Investments, LLC
                  Sub-Adviser: ING Investment
                  Management Advisors B.V.

                                                                FUND AT A GLANCE
--------------------------------------------------------------------------------

MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities and equity equivalents of issuers       Price volatility, liquidity and other risks that accompany
believed to have growth potential located in              an investment in equities from emerging countries. Sensitive
countries with emerging securities markets.               to currency exchange rates, international political and
                                                          economic conditions and other risks that affect foreign
                                                          securities.

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
                                              ING Investment Management Advisors
ING VP EMERGING MARKETS FUND                                                B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies. The investment objective may not be changed without shareholder approval.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]


The Fund normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging securities markets are those countries which generally are considered to be emerging market countries by the international financial community.


The Fund may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers. Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in small and medium-sized companies.

In selecting securities located in emerging market countries, the Sub-Adviser uses a bottom-up fundamental analysis to identify companies which it believes have good earnings growth prospects and that can be bought at a price which seems reasonable. To help in this process, the Sub-Adviser scores the emerging markets stocks on a wide range of quantitative and qualitative measures, with particular attention paid to long-term and short-term earnings growth prospects and valuation measures. The Sub-Adviser seeks securities of emerging market issuers which are relatively liquid and covered by professional securities analysts.

In selecting stocks in developed markets, the Sub-Adviser seeks the most attractive opportunities in such markets. For such securities, the Sub-Adviser uses a bottom-up analysis to choose companies which offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various matters, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.



The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.


The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

CONVERTIBLE AND DEBT SECURITIES -- The value of convertible or debt securities may fall when interest rates rise. Convertible or debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Fund could also lose money if the issuer of a convertible or debt security is unable to meet its financial obligations or goes bankrupt.

INABILITY TO SELL SECURITIES -- securities of companies located in emerging markets trade in lower volume and may be less liquid than securities of companies located in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, which may have an adverse impact on performance.


SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

 4      ING VP Emerging Markets Fund

                                                    ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

                      YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

                                  [BAR GRAPH]


  1993       1994       1995       1996       1997       1998       1999       2000       2001       2002
---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
           0.76       -3.93      7.46       -11.81     -27.95     127.14     -40.44     -10.42     -9.33


(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) Prior to November 15, 2000, the Fund operated under a different investment strategy. ING Investments, LLC has been the Fund's investment adviser since July 26, 2000. The Fund's former adviser engaged a sub-adviser to manage the Fund until June 7, 2000. The Fund did not have a sub-adviser from June 7, 2000 to December 4, 2002. Effective December 5, 2002, ING Investments Management Advisors B.V. became the Sub-Adviser to the Fund.


            Best and worst quarterly performance during this period:

                            4th quarter 1999:  81.19


                            3rd quarter 1998: -27.09

         The Fund's year-to-date total return as of March 31, 2003 was:

                                     -7.83%


                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF Index) and the Morgan Stanley Capital International Europe, Australia and Far East Index (MSCI EAFE Index).


                                                                                 5 YEARS               10 YEARS
                                                                   1 YEAR   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)(1)
VP Emerging Markets Fund                                        %   -9.33          -4.56                 -3.56
MSCI EMF Index (reflects no deduction for fees or
  expenses)(2)                                                  %   -6.00          -4.58                 -3.74(4)
MSCI EAFE Index (reflects no deduction for fees or
  expenses)(3)                                                  %  -15.66          -2.61                  1.17(4)


(1) Fund commenced operations on March 30, 1994.

(2) The MSCI EMF Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(3) The MSCI EAFE Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(4) Index return is for the period beginning April 1, 1994.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                            ING VP Emerging Markets Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY]

       The table that follows shows the estimated operating expenses paid each year by the Fund. These estimated expenses are based on the expenses paid by the Fund in the year 2002. Actual expenses paid by the Fund may vary from year to year.

       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Fund is not a party to that variable contract, but is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.

       SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell Fund shares.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                                                 DISTRIBUTION                       TOTAL           WAIVERS,
                                                  MANAGEMENT     AND SERVICE         OTHER        OPERATING      REIMBURSEMENTS
FUND                                                 FEES        (12B-1) FEES     EXPENSES(2)     EXPENSES       AND RECOUPMENTS
---------------------------------------------------------------------------------------------------------------------------------
 VP Emerging Markets Fund                   %        0.85            N/A             1.48           2.33                 --

                                           TOTAL NET
                                             FUND
FUND                                       EXPENSES
----------------------------------------  -----------
 VP Emerging Markets Fund                    2.33


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for the Fund.



(2) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 5, 2003. The expense limit is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to the Adviser, or upon termination of the investment management agreement.



(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in this Fund with the cost of investing in other variable funds. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.


FUND                                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------------------
 VP Emerging Markets Fund                                    $      236         727        1,245       2,666
--------------------------------------------------------------------------------------------------------------


 6      What You Pay to Invest

                                                       INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGREEMENTS

The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions (Shareholder Services Representatives) that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. These services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services to use Shareholder Services Representatives will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. ING, at no additional cost to the Fund, may pay to Shareholder Services Representatives additional amounts from its past profits. A Shareholder Services Representative may, from time to time, choose not to receive all of the fees payable to it.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES

The Fund is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies). The Fund currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Board of Directors (Board) intends to monitor events in order to identify any material conflicts which may possibly arise and would have to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, an insurance company separate account might be required to redeem its investments in the Fund which might force the Fund to sell securities at disadvantageous prices. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

OTHER FUNDS

ING Funds Distributor, LLC, the Distributor for the Fund, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Fund offered by this prospectus. You should be aware that the Fund is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of this Fund can be expected to vary from those of the other funds.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact an ING Representative at (800) 992-0180 and select option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                               Information for Investors       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

With the exception of shares held in connection with initial capital of the Fund, shares of the Fund are currently available only to serve as an investment option under variable annuity contracts (Contracts) or variable life insurance policies (Policies) issued by insurance companies. You do not buy, sell or exchange shares of the Fund. You choose investment options through your annuity contract or life insurance policy.

The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Fund, according to the investment option you've chosen. You should consult your variable contract prospectus for additional information about how this works.

HOW SHARES ARE PRICED

How and when we calculate the Fund's price or net asset value (NAV) per share determines the price at which an insurance company will buy or sell shares. The NAV per share of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern
Time). The NAV per share for the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding.

As more fully described in the SAI, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed-income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Fund's officers, and by the Adviser and the Board of Directors, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value. Valuing securities at fair value involves greater judgment than securities that have readily marketable market quotations.

The Fund invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market prices do not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Fund's foreign securities--and their prices -- may fluctuate during periods when Fund shares cannot be bought, sold or exchanged.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the NAV of Fund shares even without any change in the foreign currency denominated values of such securities.

Because foreign securities markets may close before the Fund determines its NAV, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its NAV may not be reflected unless the Adviser, under supervision of the Board, determines that a particular event would materially affect its NAV.

When a Participating Insurance Company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a Participating Insurance Company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

 8      Information for Investors

                                                          MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to the Fund. ING has overall responsibility for the management of the Fund. ING provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


As of March 31, 2003, ING managed almost $32.5 billion in assets.


ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING is paid an investment advisory fee at an annual rate of 0.85% of the average daily net assets of the Fund. This fee is computed on the basis of the Fund's average daily net assets and is payable on the last business day of each month.

SUB-ADVISER

ING has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio.

The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long term investment approach over a period of several market cycles. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING or the Board of Directors. In the event a sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT ADVISORS B.V.


ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the Fund. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of over $76.3 billion as of March 31, 2003.


The following individuals share responsibility for the day-to-day management of the Fund:

JAN WIM DERKS, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Derks also serves as Director of Global Emerging Markets Equities at ING Investment Management -- Europe. Prior to joining ING Investment Management -- Europe in 1997, Mr. Derks managed a Latin American equity fund with ABN AMRO.


ERIC ANDERSON, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Anderson also serves as Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment Management -- Americas. Mr. Anderson joined ING Investment
Management -- Americas in 1997.



BRATIN SANYAL, has served as a member of the portfolio management team that manages the Fund since October 2000. Mr. Sanyal serves as the Senior Portfolio Manager -- Global Emerging Markets Equities at ING Investment
Management -- Europe. Mr. Sanyal has held several positions with ING Investment Management -- Europe, most recently as an Asian equity fund manager. Mr. Sanyal joined ING Investment Management -- Europe in 1995.



FRITS MOOLHUIZEN, has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Moolhuizen is Head of Equity Investments for IIMA. He joined IIMA in 1996 as Director, Dutch equities.


MICHIEL BOOTSMA, Michiel Bootsma has served as a member of the portfolio management team that manages the Fund since December 2002. Mr. Bootsma is Investment Manager, Emerging Market Equities and co-manages international portfolios in the EMEA universe (Eastern Europe, Middle East and Africa). Mr. Bootsma joined IIMA in 1997 in the Regional Management Europe department as a portfolio manager.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  Management of the Fund       9

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

The Fund distributes substantially all its net investment income and net capital gains to shareholders each year.

- Distributions are not guaranteed.

- The Board of Directors has discretion in determining the amount and frequency of any distributions.

- All dividends and other distributions will be reinvested automatically in additional shares and credited to the shareholders' accounts.

TAX MATTERS


The Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will be relieved of federal income tax on the amounts it distributes.



In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.



If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.



Since the sole shareholders of the Fund will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the prospectus for the policy.


THE TAX STATUS OF YOUR INVESTMENT IN THE FUND DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.


 10      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and the SAI are discretionary, which means that the Advisor or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

MARKET RISK. The market value of a security may go up or down, sometimes rapidly and unpredictably. A decline in market value may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities



               [TELEPHONE] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.



INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.


MANAGEMENT RISK. The Fund is subject to management risk because it is actively managed. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


PORTFOLIO TURNOVER. The Fund generally expected to engage in frequent and active trading of portfolio securities to achieve its objective. A high portfolio turnover rate involves greater expenses to the Funds, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Funds.



LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.


OTHER RISKS

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risks particularly those not backed by the full faith and credit of the United States Government. The price of a U.S. Government security may decline due to changing interest rates.

OTHER INVESTMENT COMPANIES. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its



 12      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



               [TELEPHONE] If you have any questions, please call 1-800-992-0180

                                           More Information About Risks       13

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table on the following page is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), but does not include charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Fund's independent auditors, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


 14      Financial Highlights

FINANCIAL HIGHLIGHTS                                ING VP EMERGING MARKETS FUND
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements which have been audited by KPMG LLP, independent auditors.



                                                                                YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------
                                                                     2002      2001     2000(1)    1999      1998
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                            $       4.93      7.63     12.81      5.67      8.91
 Income (loss) from investment operations:
 Net investment income (loss)                                  $      -0.02      0.02     -0.07     -0.02      0.06
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                            $      -0.44     -1.15     -5.11      7.20     -2.64
 Total income (loss) from investment operations                $      -0.46     -1.13     -5.18      7.18     -2.58
 Less distributions from:
 Net investment income                                         $         --        --        --      0.04      0.04
 Net realized gains on investments                             $         --      1.57        --        --      0.62
 Total distributions                                           $         --      1.57        --      0.04      0.66
RATIOS AND SUPPLEMENTAL DATA:
 Net asset value, end of period                                $       4.47      4.93      7.63     12.81      5.67
 TOTAL RETURN(2)                                               %      -9.33    -10.42    -40.44    127.14    -27.95
 Net assets, end of year (000s)                                $     14,860    16,761    21,979    38,803    15,391
 Ratio to average net assets:
 Net expenses after expense reimbursement(3)                   %       2.33      1.85      1.74      1.70      2.08
 Gross expenses prior to expense reimbursement(3)              %       2.33      1.85      1.74      1.70      2.08
 Net investment income (loss) after expense reimbursement(3)   %      -0.45      0.30     -0.51     -0.25      0.84
 Portfolio turnover rate                                       %        132       113       255       183       121


--------------------------------------------------------------------------------


(1) Effective July 26, 2000, ING Investments, LLC became the Adviser of the
    Fund.


(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value.


(3) The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses. Subject to possible recoupment by ING Investments, LLC within three years.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           ING VP Emerging Markets Fund       15

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THIS ING FUND IN OUR:

ANNUAL/SEMI-ANNUAL REPORTS


Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditor's reports (in annual report only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the ING VP Emerging Markets Fund. The SAI is legally part of this prospectus (it is incorporated by reference).
A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

ING VP Emerging Markets Fund
7337 East Doubletree Ranch Road

Scottsdale, AZ 85258-2034


1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING VP Emerging Markets Fund, Inc.     811-8250


  [ING FUNDS LOGO]                     EMMKTSPROS050103-050103

                       ING VP EMERGING MARKETS FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003

This Statement of Additional Information ("SAI") is not a prospectus. You should read it in conjunction with the current prospectus of ING VP Emerging Markets Fund, Inc. (the "Fund"), dated May 1, 2003 and any revisions to the prospectus, which might occur from time to time. To obtain a copy of the Fund's prospectus at no charge, please write to the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or call the following number: 1-800-992-0180. In addition, the financial statements from the Fund's Annual Report dated December 31, 2002 may be obtained without charge by contacting the Fund at the address and phone number written above.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
HISTORY OF THE FUND........................................................   3

INVESTMENT OBJECTIVE AND POLICIES..........................................   3

CERTAIN INVESTMENT METHODS.................................................   3

RISK CONSIDERATIONS........................................................   4

INVESTMENT RESTRICTIONS....................................................   7

MANAGEMENT OF THE FUND.....................................................   9

COMPENSATION TABLE.........................................................  27

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS...........................  29

CAPITAL STOCK STRUCTURE....................................................  30

NET ASSET VALUE............................................................  31

TAX MATTERS................................................................  33

PERFORMANCE CALCULATION....................................................  35

OTHER INFORMATION..........................................................  37

CODE OF ETHICS.............................................................  37

TRANSFER AGENT.............................................................  38

CUSTODIAN..................................................................  38

COUNSEL AND INDEPENDENT AUDITORS...........................................  38

FINANCIAL STATEMENTS.......................................................  38

                               HISTORY OF THE FUND

The Fund is a diversified, open-end management investment company organized on December 27, 1993, as a corporation under the laws of the State of Maryland. The Fund was formerly called "Lexington Emerging Markets Fund, Inc". On April 30, 2001, the name of the Fund was changed to "Pilgrim Emerging Markets Fund, Inc." On May 1, 2002, the name of the Fund was changed from "Pilgrim Emerging Markets Fund, Inc." to "ING VP Emerging Markets Fund, Inc."

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies.

                           CERTAIN INVESTMENT METHODS

SETTLEMENT TRANSACTIONS

When the Fund enters into contracts for purchase or sale of a portfolio security denominated in a foreign currency, it may be required to settle a purchase transaction in the relevant foreign currency or receive the proceeds of a sale in that currency. In either event, the Fund will be obligated to acquire or dispose of such foreign currency as is represented by the transaction by selling or buying an equivalent amount of United States dollars. Furthermore, the Fund may wish to lock in the United States dollar value of the transaction at or near the time of a purchase or sale of portfolio securities at the exchange rate or rates then prevailing between the United States dollar and the currency in which the foreign security is denominated. Therefore, the Fund may, for a fixed amount of United States dollars, enter into a forward foreign exchange contract for the purchase or sale of the amount of foreign currency involved in the underlying securities transaction. In so doing, the Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the United States dollar and the foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received. This process is known as transaction hedging.

To effect the translation of the amount of foreign currencies involved in the purchase and sale of foreign securities and to effect the transaction hedging described above, the Fund may purchase or sell foreign currencies on a spot (i.e., cash) basis or on a forward basis. In these transactions, the Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt of delivery at a specified date, which may be any fixed number of days in the future.

Spot and forward foreign exchange transactions may also be utilized to reduce the risk inherent in fluctuations in the exchange rate between the United States dollar and the relevant foreign dollar and the relevant foreign currency when foreign securities are purchased or sold for settlement beyond customary settlement time (as described below). Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio or securities or prevent loss if the price of those securities decline.

PORTFOLIO HEDGING

Some or the Fund's entire portfolio will be denominated in foreign currencies. As a result, in addition to the risk of change in the market value of portfolio securities, the value of the portfolio in United States dollars is subject to fluctuations in the exchange rate between the foreign currencies and the United States dollar. When, in the opinion of ING Investments, LLC, ("ING Investments" or the "Investment Adviser"), formerly ING Pilgrim Investments, LLC, it is desirable to limit or reduce exposure in a foreign currency in order to moderate potential changes in the United States dollar value of the portfolio, the Fund may enter into a forward foreign currency exchange contract by which the United States dollar value of the underlying foreign portfolio securities can be approximately matched by an equivalent United States dollar liability.

This technique is known as portfolio hedging and moderates or reduces the risk of change in the United States dollar value of the Fund's portfolio only during the period before the maturity of the forward contract (which will not be in excess of one year). The Fund, for hedging purposes only, may also enter into forward foreign currency exchange contracts to increase its exposure to a foreign currency that the Fund's Investment Adviser expects to increase in value relative to the United States dollar. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Investment Adviser. Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Fund will not enter into forward foreign currency exchange transactions for speculative purposes. The Fund intends to limit transactions as described in this paragraph to not more than 70% of the total Fund assets.

FORWARD COMMITMENTS

The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (forward commitments) because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in value of the Fund's other assets. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. When the Fund engages in a forward commitment transaction, the custodian will set aside cash, U.S. Government securities or other high quality debt obligations equal to the amount of the commitment in a separate account.

COVERED CALL OPTIONS

Call options may also be used as a means of participating in an anticipated price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only call options on securities it owns or has the right to acquire. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Investment Adviser believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security, up to the exercise price of the call, will be greater than the appreciation in the price of the security. The Fund intends to limit transactions as described in this paragraph to less than 5% of total Fund assets. The Fund will not purchase put and call options written by others. Also, the Fund will not write any put options.

                               RISK CONSIDERATIONS

Investors should recognize that investing in securities of companies in emerging markets and emerging countries involves certain risk considerations, including those set forth below, which are not typically associated with investing in securities of U.S. companies.

FOREIGN CURRENCY CONSIDERATIONS

The Fund's assets will be invested in securities of companies in emerging markets and emerging countries and substantially all income will be received by the Fund in foreign currencies. However, the Fund will compute and distribute its income in dollars, and the computation of income will be made on the date of its receipt by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the foreign currencies in which the Fund receives its income falls relative to the dollar between receipt of the income and the making of Fund distributions, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in dollars to meet distribution requirements.

The value of the assets of the Fund as measured in dollars also may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward or futures contracts to purchase or sell foreign currencies.

INVESTMENT AND REPATRIATION RESTRICTIONS

Some emerging countries have laws and regulations, which currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds, which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Investment Adviser), but also will bear indirectly similar expenses of the underlying investment funds.

In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, while the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

EMERGING COUNTRY AND EMERGING MARKET SECURITIES MARKETS

Trading volume on emerging country stock exchanges is substantially less than that on the New York Stock Exchange (NYSE). Further, securities of some emerging country or emerging market companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most emerging country bond markets is substantially less than in the U.S. and, consequently, volatility of price can be greater than in the U.S. Fixed commissions on emerging country stock or emerging market exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable. Foreign stock exchanges, brokers and listed companies are generally subject to less government supervision and regulation than in the U.S. The customary settlement time for foreign securities may be longer than the five-day customary settlement time for U.S. securities.

Companies in emerging countries are not generally subject to uniform accounting, auditing and financial reporting standards, practices and disclosure requirements comparable to those applicable to U.S. companies. Consequently, there may be less publicly available information about an emerging country company than about a U.S. company. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the U.S.

EMERGING MARKET DEBT SECURITIES

Emerging market debt securities or other debt securities in which the Fund may invest may consist of debt obligations rated below investment grade or non-rated securities comparable to below investment grade securities. Such lower-rated debt securities are considered highly speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher-grade debt securities. The investment in emerging market debt securities is not a principal investment strategy for the Fund.

ECONOMIC AND POLITICAL RISKS

The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the Fund's investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside of the U.S.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33-1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Investment Adviser. No lending may be made with any companies affiliated with the Investment Adviser. Loans of portfolio securities earn income for the Fund and are collateralized by cash or U.S. government securities. The Fund might experience a loss if the financial institution defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.


TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS



         Investing in certain short-term, high-quality debt instruments and in U.S. Government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the Investment Adviser's or Sub-Adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. The Fund may also invest in such securities if the Fund's assets are insufficient for effective investment in equities.



         Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest include: (i) short-term obligations of the U.S. Government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. When investing for the purposes indicated above, the Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.


                             INVESTMENT RESTRICTIONS

The Fund's investment objective and the following investment restrictions are matters of fundamental policy which may not be changed without the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a shareholders' meeting at which more than 50% of the outstanding shares are present or represented by proxy or (b) more than 50% of the outstanding shares. Under these investment restrictions:

(1) The Fund will not issue any senior security (as defined in the 1940 Act), except that (a) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, foreign exchange contracts, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (b) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretation of the 1940 Act or an exemptive order; (c) the Fund may engage in short sales of securities to the extent permitted in its investment program and other restrictions; (d) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (e) subject to fundamental restrictions, the Fund may borrow money as authorized by the 1940 Act;

(2) The Fund will not borrow money, except that (a) the Fund may enter into certain futures contracts and options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) for temporary emergency purposes, the Fund may borrow money in amounts not exceeding 5% of the value of its total assets at the time when the loan is made; (d) the Fund may pledge its portfolio securities or receivables or transfer or assign or otherwise encumber them in an amount not exceeding one-third of the value of its total assets; and (e) for purposes of leveraging, the

Fund may borrow money from banks (including its custodian bank), only if, immediately after such borrowing, the value of the Fund's assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time, the value of the Fund's assets fails to meet the 300% asset coverage requirement relative only to leveraging, the Fund will, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test. The Fund will only invest up to 5% of its total assets in reverse repurchase agreements;

(3) The Fund will not act as an underwriter of securities except to the extent that, in connection with the disposition of portfolio securities by the Fund, the Fund may be deemed to be an underwriter under the provisions of the Securities Act of 1933, as amended ("1933 Act");

(4) The Fund will not purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein;

(5) The Fund will not make loans, except that, to the extent appropriate under its investment program, the Fund may (a) purchase bonds, debentures or other debt securities, including short-term obligations, (b) enter into repurchase transactions and (c) lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets;

(6) The Fund will not invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities, may enter into transactions in financial and index futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis, and may enter into forward currency contracts;

(7) The Fund will not concentrate its investments in any one industry, except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. The Fund considers foreign government securities and supranational organizations to be industries for the purposes of this restriction. This limitation, however, will not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; and

(8) The Fund will not purchase securities of an issuer, if (a) more than 5% of the Fund's total assets taken at market value would at the time be invested in the securities of such issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities or, with respect to 25% of the Fund's total assets, to securities issued or guaranteed by the government of any country other than the United States which is a member of the Organization for Economic Cooperation and Development (OECD). The member countries of OECD are at present: Australia, Austria, Belgium, Canada, Czech Republic, Denmark, Germany, Finland, France, Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States; or (b) such purchases would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In addition to the above fundamental restrictions, the Fund has undertaken the following non-fundamental restrictions, which may be changed in the future by the Board of Directors ("Board"), without a vote of the shareholders of the
Fund:

(1) The Fund will not purchase the securities of any other investment company, except as permitted under the 1940 Act; and

(2) The Fund will not invest more than 15% of its total assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to Section 4(2) of the 1933 Act, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors.

The Fund has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in at least three countries with emerging securities markets. The Fund has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The percentage restrictions referred to above are to be adhered to at the time of investment and are not applicable to a later increase or decrease in percentage beyond the specified limit resulting from change in values or net assets.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER, DISTRIBUTOR AND ADMINISTRATOR

The Investment Adviser for the ING Funds is ING Investments, LLC ("Investment Adviser" or "ING Investments"), which is registered as an investment adviser with the SEC and serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Board, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to ING Investment Management Advisors B.V. ("IIMA") as the Sub-Adviser. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees.


On February 26, 2001, the name of the Investment Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Investment Adviser changed to ING Investments, LLC. As of March 31, 2003, ING Investments had assets under management of almost $32.5 billion.



ING Investments serves pursuant to an Investment Management Agreement between ING Investments and the Fund (the "Investment Management Agreement"). Pursuant to the sub-advisory agreement ("Sub-Advisory Agreement") the Investment Adviser has delegated certain management responsibilities to IIMA, the Sub-Adviser. ING Investments, as Investment Adviser, oversees the investment management of the Sub-Adviser for the Fund. The Investment Management Agreement requires the Investment Adviser to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. The Investment Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Investment Adviser is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.


After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a majority (as defined in the 1940 Act) of the Fund's outstanding shares, provided that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement is terminable without penalty with not less than sixty (60) days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding shares, or upon not less than sixty (60) days' notice by the Investment Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
Act).


In connection with their deliberations relating to the Fund's current Investment Management Agreement and Sub-Advisory Agreement, the Board of Directors, including the Independent Directors, considered information that had been provided by ING Investments and the Sub-Adviser to the Fund. In considering the Investment Management Agreement and the Sub-Advisory Agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Fund compared to the performance of a peer group of funds; (2) the nature and quality of the services provided by ING Investments to the Fund; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided to the Fund;
(4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.





The factors considered by the Board in reviewing the Sub-Advisory Agreement included, but were not limited to the following: (1) the performance of the Fund; (2) the nature and quality of the services provided by the Sub-Adviser;
(3) the fairness of the compensation under the Sub-Advisory Agreement in light of the services provided; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of the Sub-Adviser; and (5) the costs for the services of the Sub-Adviser. The Board also considered the advisory fee retained by ING Investments for its services to sub-advised Fund. In reviewing the terms of the Investment Management Agreement and the Sub-Advisory Agreement and in discussions with the Investment Adviser concerning such Investment Management and Sub-Advisory Agreements, the Independent Directors were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management and Sub-Advisory Agreements are in the best interests of the Fund and its shareholders and that the Investment Management and Sub-Advisory fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Directors, approved the Investment Management Agreement and the Sub-Advisory Agreement.



In considering the Investment Management Agreement and the Sub-Advisory Agreement, the Board of Directors, including the Independent Directors, did not identify any single factor as all-important or controlling. However, the Independent Directors indicated that, generally, they initially scrutinized the performance of the Fund, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fees paid by the Fund



The Investment Adviser bears the expense of providing its services. For its services, the Fund pays the Investment Adviser a monthly fee in arrears equal to a percentage of the Fund's average daily net assets during the month. The annual investment management fee for the Fund is 0.85% of the average daily net assets of the Fund. Prior to July 27, 2000, the Fund was managed by another investment adviser. See "Former Adviser and Sub-Adviser of the Fund."


The Investment Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Investment Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Investment Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Fund's business, and expenses of any counsel or other persons or services retained by the Fund's Directors who are not "interested persons" (as defined in the 1940
Act) of the Investment Adviser) do not exceed 2.50% of the Fund's average daily net assets.


The Fund will at a later date reimburse the Investment Adviser for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. The Investment Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement. The expense limitation agreement provides that the expense limitation shall continue until December 5, 2003. The expense limitation is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of termination of the agreement to a lead Independent Director within ninety (90) days' of the end of the then-current term for the Fund or upon termination of the Investment Management Agreement. The Sub-Advisor may terminate the expense limitation agreement by providing notice to the Fund and the Investment Advisor at least 30 days prior to the end of the then current term. The Expense Limitation Agreement may also be terminated by the Fund, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business within (90) days of the end of the then-current term for the Fund.


Advisory Fees paid by the Fund and expense reimbursements paid to the Fund are as follows:


Year ended 12/31     Advisory Fees     Expense Reimbursements
----------------     -------------     ----------------------
      2000             $318,288*              $      0
      2001             $157,239               $      0
      2002             $149,240               $      0

----------


*     $219,548 of which was paid to the former adviser to the Fund.


Subject to the expense reimbursement provisions described above, other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent auditors, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's net asset value; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Directors of the Board who are not employees of the Investment Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

SUB-ADVISORY AGREEMENTS


The Investment Management Agreement for the Fund provides that the Investment Adviser, with the approval of the Board, may select and employ investment advisers to serve as a Sub-Adviser for the Fund ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Investment Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Directors and Officers of the Fund who are employees of the Investment Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement). Effective December 5, 2002, pursuant to a Sub-Advisory Agreement between ING Investments and IIMA, IIMA serves as Sub-Adviser to the Fund. In this capacity, IIMA, subject to the supervision and control of the Investment Adviser and the Directors of the Fund, on behalf of the Fund, manages the Fund's portfolio investments, consistently with its investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Located at Prinses Beatrixlaan 15, 2595 AK, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management. As of March 31, 2003, IIM managed over $73.5 billion in assets. (CONFIRM)



The Sub-Advisory Agreement also may be terminated by: (i) the Investment
Adviser upon sixty (60) days' written notice to IIMA and the Fund; (ii) at any time, without payment of a penalty by the Fund, by the Fund's Board of Directors or a majority (as that term is defined in the 1940 Act) of the outstanding voting securities of the Fund upon sixty (60) days' written notice to the Investment Adviser and IIMA; or (iii) by IIMA upon three (3) months' written notice unless the Fund or the Investment Adviser requests additional time to find a replacement for IIMA, in which case, IIMA shall allow additional time, not to exceed three (3) additional months beyond the initial three (3) month period; provided, however, that IIMA can terminate the contract at any time, if IIMA or the Investment Adviser ceases to be registered as an investment adviser or otherwise is legally incapable of providing services under the contract. The Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act). As compensation to the Sub-Adviser for it's services to the Fund, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to an annual rate of 0.385% of the Fund's average daily net assets managed during the month.


The Sub-Advisory Agreement provides that IIMA is not subject to liability for any damages, expenses, or losses to the Fund connected with or arising out of any investment advisory services rendered under the agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of reckless disregard of obligations and duties under the Sub-Advisory Agreement.

DISTRIBUTOR

Shares of the Fund are distributed by ING Funds Distributor, LLC. ("Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Adviser, is a wholly owned indirect subsidiary of ING Groep N.V. Prior to July 26, 2000, the distributor for the Fund was Lexington Funds Distributor, Inc.




ADMINISTRATOR

ING Fund Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Fund, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, the Transfer Agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Adviser. For its services under the Administration Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Fund's average daily net assets.

Prior to July 26, 2000, Lexington Management Corporation ("LMC") acted as administrator to the Fund and performed certain administrative and internal accounting services, including but not limited to, maintaining general ledger accounts, regulatory compliance, preparing financial information for semiannual and annual reports, preparing registration statements, calculating net asset values, providing shareholder communications, supervising the Custodian and Transfer Agent and providing facilities for such services. The Fund reimbursed LMC for its actual cost of providing such services, facilities and expenses.

Administration fees paid by the Fund are as follows:


Year ended 12/31     Administration Fees
----------------     -------------------
      2000*                $11,163

      2001                 $18,499

      2002                 $17,558

----------

*        $ 0 of which was paid to the former administrator to the Fund.

FORMER ADVISER AND SUB-ADVISER OF THE FUND

Prior to July 26, 2000, LMC, P.O. Box 1515, Saddle Brook, New Jersey 07663 was the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated January 25, 1994. The agreement was approved by the Fund's Board of Directors (including a majority of the Directors who were not parties to the agreement or the interested persons of any such party) on December 6, 1994, and was last approved by the Board on November 29, 1999. LMC made recommendations to the Fund with respect to its investments and investment policies.


For its investment management services to the Fund, under its Investment Advisory Agreement, LMC received a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.


LMC had agreed to reduce its management fee if necessary to keep total operating expenses at or below 2.50% of the Fund's average daily net assets. LMC could have terminated this voluntary reduction at any time. Brokerage fees and commissions, taxes, interest and extraordinary expenses were not deemed to be expenses of the Fund for such reimbursement.

LMC had entered into a Sub-Advisory Agreement with Stratos Advisors, Inc. ("Stratos"). Stratos had provided the Fund with investment advice and assisted in the management of the Fund's investment program. Stratos specializes in managing assets in emerging markets. Any investment program undertaken by Stratos as well as any other activities undertaken by Stratos on behalf of the Fund was at all times subject to the directives of the Board of Directors of the Fund.

Stratos had received, from LMC, monthly compensation equal to an annual rate of 35% of the management fee paid by the Fund, net of reimbursement and net of No Transaction Fee (NTF) program fees not assumed by the Fund for the services and facilities furnished pursuant to its Sub-Advisory Agreement. As of June 7, 2000, LMC directly managed the Fund.

Sub-advisory fees paid to the former sub-adviser are as follows:

Year ended 12/31                        Sub-Advisory Fees
----------------                        -----------------
      1999                                  $ 74,655

      2000*                                 $ 56,374

----------
     As of June 7, 2000, LMC directly managed the Fund.

SHAREHOLDER SERVICING AGREEMENTS

The Fund may enter into Shareholder Servicing Agreements with insurance companies or other financial institutions that provide administrative services for the Fund or administrative services, or other, related services to contract holders and policy holders. The services may include: sub-accounting services, answering inquiries of contract holders and policy holders regarding the Fund, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to contract holders and policy holders regarding the Fund, and such other related services as the Fund or a contract holder or policy holder may request. The fees paid by the Fund for these services will not exceed 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made.

DIRECTORS AND OFFICERS OF THE FUND

BOARD OF DIRECTORS

The Fund is managed by its Board. The Directors and Officers of the Fund are listed below. The mailing address of the Directors is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Board governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.


As of March 31, 2003, all officers and Directors of the Fund as a group owned of record and beneficially less than 1% of the outstanding shares of the Fund.


The Fund's Directors and executive officers, their ages, their principal occupations and former affiliations are set forth below:

  NAME, ADDRESS AND AGE          POSITION(S)    TERM OF OFFICE               PRINCIPAL OCCUPATION(S) -
                               HELD WITH FUND    AND LENGTH OF                 DURING THE PAST 5 YEARS
                                                TIME SERVED(1)
----------------------------   --------------   ---------------   -----------------------------------------------
INDEPENDENT TRUSTEES

Paul S. Doherty                Trustee          October 1999 -    Mr. Doherty is President and Partner, Doherty,
7337 E. Doubletree Ranch Rd.                    Present           Wallace, Pillsbury and Murphy, P.C., Attorneys
Scottsdale, Arizona 85258                                         (1996  - Present); Director, Tambrands, Inc.
Date of Birth:  04/28/1934                                        (1993 - 1998); and Trustee of each of the funds
                                                                  managed by Northstar Investment Management
                                                                  Corporation (1993 - 1999).

J. Michael Earley              Trustee          February 2002 -   President and Chief Executive Officer, Bankers
7337 E. Doubletree Ranch Rd.                    Present           Trust Company, N.A. (1992 - Present).
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. Barbara Gitenstein          Trustee          February 2002 -   President, College of New Jersey (1999 -
7337 E. Doubletree Ranch Rd.                    Present           Present).  Formerly, Executive Vice President
Scottsdale, Arizona 85258                                         and Provost, Drake University (1992 - 1998).
Date of Birth:  02/18/1948

Walter H. May                  Trustee          October 1999 -    Retired.  Formerly, Managing Director and
7337 E. Doubletree Ranch Rd.                    Present           Director of Marketing, Piper Jaffray, Inc.;
Scottsdale, Arizona 85258                                         Trustee of each of the funds managed by
Date of Birth:  12/21/1936                                        Northstar Investment Management Corporation
                                                                  (1996 - 1999).

Jock Patton                    Trustee          August 1995 -     Private Investor (June 1997 - Present).
7337 E. Doubletree Ranch Rd.                    Present           Formerly, Director and Chief Executive Officer,
Scottsdale, Arizona 85258                                         Rainbow Multimedia Group, Inc. (January 1999 -
Date of Birth:  12/11/1945                                        December 2001); Director of Stuart
                                                                  Entertainment, Inc.; Director of Artisoft, Inc.
                                                                  (1994 - 1998).

David W.C. Putnam              Trustee          October 1999 -    President and Director, F.L. Putnam Securities
7337 E. Doubletree Ranch Rd.                    Present           Company, Inc. and its affiliates; President,   d
Scottsdale, Arizona 85258                                         Secretary and Trustee, The Principled Equity
Date of Birth:  10/08/1939                                        Market Fund.  Formerly, Trustee, Trust Realty
                                                                  Corp.; Anchor Investment Trust; Bow Ridge      al
                                                                  Mining Company and each of the funds managed by
                                                                  Northstar Investment Management Corporation
                                                                  1994 - 1999).



                               NUMBER OF
                               PORTFOLIOS
                               IN FUND
  NAME, ADDRESS AND AGE        COMPLEX
                               OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY TRUSTEE
                               TRUSTEE
----------------------------   -----------   ------------------------------------
INDEPENDENT TRUSTEES
Paul S. Doherty                     107      Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present).
Scottsdale, Arizona 85258
Date of Birth:  04/28/1934



J. Michael Earley                   107      Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. Barbara Gitenstein               107      Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  02/18/1948

Walter H. May                       107      Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present) and Best Prep Charity (1991
Scottsdale, Arizona 85258                    - Present).
Date of Birth:  12/21/1936


Jock Patton                         107      Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present); Director, Hypercom, Inc.
Scottsdale, Arizona 85258                    (January 1999 - Present); JDA
Date of Birth:  12/11/1945                   Software Group, Inc. (January 1999 -
                                             Present); Buick of Scottsdale, Inc.;
                                             National Airlines, Inc.; BG
                                             Associates, Inc.; BK Entertainment,
                                             Inc.; and Arizona Rotorcraft, Inc.
David W.C. Putnam                   107      Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present), Anchor International Bond
Scottsdale, Arizona 85258                    Trust (December 2000 - Present);
Date of Birth:  10/08/1939                   F.L. Putnam Foundation (December
                                             2000 - Present); Progressive Capital
                                             Accumulation Trust (August 1998 -
                                             Present); Principled Equity Market
                                             Fund (November 1996 - Present), Mercy

  NAME, ADDRESS AND AGE          POSITION(S)    TERM OF OFFICE               PRINCIPAL OCCUPATION(S) -
                               HELD WITH FUND    AND LENGTH OF                 DURING THE PAST 5 YEARS
                                                TIME SERVED(1)
----------------------------   --------------   ---------------   -----------------------------------------------

Blaine E. Rieke                Trustee          February 2001 -   General Partner, Huntington Partners (January
7337 E. Doubletree Ranch Rd.                    Present           1997 - Present).  Chairman of the Board and
Scottsdale, Arizona 85258                                         Trustee of each of the funds managed by ING
Date of Birth:  09/10/1933                                        Investment Management Co. LLC (November 1998 -
                                                                  February 2001).

Roger B. Vincent               Trustee          February 2002 -   President, Springwell Corporation (1989 -
7337 E. Doubletree Ranch Rd.                    Present           Present).  Formerly, Director, Tatham Offshore,
Scottsdale, Arizona 85258                                         Inc. (1996 - 2000).
Date of Birth:  08/26/1945

Richard A. Wedemeyer           Trustee          February 2001 -   Retired.  Mr. Wedemeyer was formerly Vice
7337 E. Doubletree Ranch Rd.                    Present           President - Finance and Administration, Channel
Scottsdale, Arizona 85258                                         Corporation (June 1996 - April 2002).
Date of Birth:  03/23/1936                                        Formerly, Vice President, Operations and
                                                                  Administration, Jim Henson Productions
                                                                  (1979 - 1997); Trustee, First Choice Funds
                                                                  (1997 - 2001); and of each of the funds managed
                                                                  by ING Investment Management Co. LLC (1998 -
                                                                  2001).

Trustees who are "Interested Persons"

Thomas J. McInerney(2)         Trustee          February 2001 -   Chief Executive Officer, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                    Present           Services (September 2001 - Present); General
Scottsdale, Arizona 85258                                         Manager and Chief Executive Officer, ING U.S.
Date of Birth:  05/05/1956                                        Worksite Financial Services (December 2000 -
                                                                  Present); Member, ING Americas Executive
                                                                  Committee (2001 - Present); President, Chief
                                                                  Executive Officer and Director of



                               NUMBER OF
                               PORTFOLIOS
                               IN FUND
  NAME, ADDRESS AND AGE        COMPLEX
                               OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY TRUSTEE
                               TRUSTEE
----------------------------   -----------   ------------------------------------
INDEPENDENT TRUSTEES
                                             Endowment Foundation (1995-Present);
                                             Director, F.L. Putnam Investment
                                             Management Company (December 2001 -
                                             Present); Asian American Bank and
                                             Trust Company (June 1992 - Present);
                                             and Notre Dame Health Care Center
                                             (1991 - Present) F.L. Putnam
                                             Securities Company, Inc.
                                             (June 1978 - Present);
                                             and an Honorary Trustee,
                                             Mercy Hospital (1973 - Present).

Blaine E. Rieke                   107        Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present) and Morgan Chase Trust Co.
Scottsdale, Arizona 85258                    (January 1998 - Present).
Date of Birth:  09/10/1933


Roger B. Vincent                  107        Trustee, GCG Trust (1994 - Present);
7337 E. Doubletree Ranch Rd.                 and Director, AmeriGas Propane, Inc.
Scottsdale, Arizona 85258                    (1998 - Present).
Date of Birth:  08/26/1945

Richard A. Wedemeyer              107        Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present) and Touchstone Consulting
Scottsdale, Arizona 85258                    Group (1997 - Present).
Date of Birth:  03/23/1936


Trustees who are "Interested Persons"

Thomas J. McInerney(2)            107        Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                 Present); Director, , Equitable Life
Scottsdale, Arizona 85258                    Insurance Co., Golden American Life
Date of Birth:  05/05/1956                   Insurance Co., Life Insurance
                                             Company of Georgia, Midwestern
                                             United Life Insurance Co., ReliaStar
                                             Life Insurance Co.,

  NAME, ADDRESS AND AGE          POSITION(S)    TERM OF OFFICE               PRINCIPAL OCCUPATION(S) -
                               HELD WITH FUND    AND LENGTH OF                 DURING THE PAST 5 YEARS
                                                TIME SERVED(1)
----------------------------   --------------   ---------------   -----------------------------------------------

                                                                  Northern Life Insurance Company
                                                                  (March 2001 - October 2002),
                                                                  ING Aeltus Holding Company, Inc. (2000 -
                                                                  Present), ING Retail Holding Company (1998 -
                                                                  Present), ING Life Insurance and Annuity
                                                                  Company (September 1997 - November 2002) and
                                                                  ING Retirement Holdings, Inc. (1997 -
                                                                  Present).  Formerly, General Manager and Chief
                                                                  Executive Officer, ING Worksite Division
                                                                  (December 2000 - October 2001), President,
                                                                  ING-SCI, Inc. (August 1997 - December 2000);
                                                                  President, Aetna Financial Services (August
                                                                  1997 - December 2000);


John G. Turner(3)              Chairman and     October 1999 -    Chairman, Hillcrest Capital Partners (May
7337 E. Doubletree Ranch Rd.   Trustee          Present           2002-Present); President, Turner Investment
Scottsdale, Arizona 85258                                         Company (January 2002 - Present).  Mr. Turner
DATE OF BIRTH:  10/03/1939                                        was formerly Vice Chairman of ING Americas
                                                                  (2000 - 2002); Chairman and Chief Executive
                                                                  Officer of ReliaStar Financial Corp. and
                                                                  ReliaStar Life Insurance Company (1993 - 2000);
                                                                  Chairman of ReliaStar United Services Life
                                                                  Insurance Company (1995 - 1998); Chairman of
                                                                  ReliaStar Life Insurance Company of New York
                                                                  (1995 - 2001); Chairman of Northern Life
                                                                  Insurance Company (1992 - 2001); Chairman and
                                                                  Trustee of the Northstar affiliated investment
                                                                  companies (1993 - 2001) and Director, Northstar
                                                                  Investment Management Corporation and its
                                                                  affiliates (1993 - 1999 ).



                               NUMBER OF
                               PORTFOLIOS
                               IN FUND
  NAME, ADDRESS AND AGE        COMPLEX
                               OVERSEEN BY   OTHER DIRECTORSHIPS HELD BY TRUSTEE
                               TRUSTEE
----------------------------   -----------   ------------------------------------
INDEPENDENT TRUSTEES
                                             Security Life of Denver,
                                             Security Connecticut Life
                                             Insurance Co., Southland Life
                                             Insurance Co., USG Annuity and Life
                                             Company, and United Life and Annuity
                                             Insurance Co. Inc (March 2001 -
                                             Present); Director, Ameribest Life
                                             Insurance Co., (March 2001 to
                                             January 2003); Director, First
                                             Columbine Life Insurance Co. (March
                                             2001 to December 2002); Member of
                                             the Board, National Commission on
                                             Retirement Policy, Governor's
                                             Council on Economic Competitiveness
                                             and Technology of Connecticut,
                                             Connecticut Business and Industry
                                             Association, Bushnell; Connecticut
                                             Forum; Metro Hartford Chamber of
                                             Commerce; and is Chairman, Concerned
                                             Citizens for Effective Government.

John G. Turner(3)                 107        Trustee, GCG; Director, Hormel Foods
7337 E. Doubletree Ranch Rd.                 Corporation (March 2000 - Present);
Scottsdale, Arizona 85258                    Shopko Stores, Inc. (August 1999 -
DATE OF BIRTH:  10/03/1939                   Present); and M.A. Mortenson Company
                                             (March 2002 - Present).


----------

(1)   Trustees serve until their successors are duly elected and qualified






(2) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC

(3) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

        Information about the Fund's officers are set forth in the table below:


                              POSITIONS HELD WITH      TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE         THE FUND                 OF TIME SERVED (1)(2)        LAST FIVE YEARS (3)
---------------------         -----------------------  --------------------------   ------------------------------------------------
James M. Hennessy             President, Chief         March 2002 - Present         President and Chief Executive Officer, ING
7337 E. Doubletree Ranch Rd.  Executive Officer and    (for the ING Funds)          Capital Corporation, LLC, ING Funds Services,
Scottsdale, Arizona 85258     Chief Operating Officer                               LLC, ING Advisors, Inc., ING Investments, LLC,
DATE OF BIRTH:  04/09/1949                                                          Lexington Funds Distributor, Inc., Express
                              President, Chief         February 2001 - March 2002   America TC, Inc. and EAMC Liquidation Corp.
                              Executive Officer and    (for the Pilgrim Funds)      (December 2001 - Present); Executive Vice
                              Chief Operating Officer                               President and Chief Operating Officer and ING
                                                                                    Funds Distributor, LLC (June 2000 - Present).
                                                                                    Formerly, ING Quantitative Management, Inc.
                                                                                    (October 2001 - September 2002), Senior
                              Chief Operating Officer  June 2000 - February 2001    Executive Vice President (June 2000 - December
                                                       (for the Pilgrim Funds)      2000) and Secretary (April 1995 - December
                                                                                    2000), ING Capital Corporation, LLC, ING Funds
                                                                                    Services, LLC, ING Investments, LLC, ING
                                                                                    Advisors, Inc., Express America TC, Inc. and
                                                                                    EAMC Liquidation Corp.; Executive Vice
                                                                                    President, ING Capital Corporation, LLC and its
                                                                                    affiliates (May 1998 - June 2000); and Senior
                                                                                    Vice President, ING Capital Corporation, LLC
                                                                                    and its affiliates (April 1995 - April 1998).

Stanley D. Vyner              Executive Vice           March 2002 - Present         Executive Vice President, ING Advisors, Inc.
7337 E. Doubletree Ranch Rd.  President                (for the ING Funds)          and ING Investments, LLC (July 2000 - Present)
Scottsdale, Arizona 85258                                                           and Chief Investment Officer of the
DATE OF BIRTH:  05/14/1950                             July 1996 - March 2002       International Portfolios, ING Investments, LLC
                                                       (for the international       (July 1996 - Present). Formerly, President and
                                                       portfolios of the            Chief Executive Officer, ING Investments, LLC
                                                       Pilgrim Funds)               (August 1996 - August 2000).

Michael J. Roland             Executive Vice           March 2002 - Present         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.  President, Assistant     (for the ING Funds)          Officer and Treasurer, ING Funds Services, LLC,
Scottsdale, Arizona 85258     Secretary and                                         ING Funds Distributor, LLC, ING Advisors, Inc.,
DATE OF BIRTH:  05/30/1958    Principal Financial                                   ING Investments, LLC, Inc., Lexington Funds
                              Officer                                               Distributor, Inc., Express America TC, Inc. and
                                                                                    EAMC Liquidation Corp. (December 2001 -
                              Senior Vice President    June 1998 - February 2002    Present). Formerly, Executive Vice President,
                              and Chief Financial      (for the Pilgrim Funds)      Chief Financial Officer and Treasurer ING
                              Officer                                               Quantitative Management (December 2001 -
                                                                                    September 2002), Senior Vice President, ING
                                                                                    Funds Services, LLC, ING Chief Financial
                              Chief Financial Officer  December 2002 - Present      Officer Investments, LLC and ING Funds
                                                       (for the IPI Funds)          Distributor, LLC (June 1998 - December 2001)
                                                                                    and Chief Financial Officer of Endeavor Group
                                                                                    (April 1997 - June 1998).

Robert S. Naka                Senior Vice President    March 2002 - Present         Senior Vice President and Assistant Secretary,
7337 E. Doubletree Ranch Rd.  and Assistant Secretary  (for the ING Funds)          ING Funds Services, LLC, ING Funds Distributor,
Scottsdale, Arizona 85258                                                           LLC, ING Advisors, Inc., ING Capital
DATE OF BIRTH:  06/17/1963    Senior Vice President    November 1999 - March 2002   Corporation, LLC, ING Investments, LLC and
                              and Assistant            (for the Pilgrim Funds)      Lexington Funds Distributor, Inc. (December
                              Secretary                                             2001 - Present). Formerly, Senior Vice
                                                                                    President and Assistant Secretary, ING
                              Assistant Secretary      July 1996 - November 1999    Quantitative Management, Inc. (October 2001 -
                                                                                    September 2002), Vice President, ING
                                                                                    Investments, LLC (April 1997 - October 1999),
                                                                                    ING Funds Services, LLC

                              POSITIONS HELD WITH      TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE         THE FUND                 OF TIME SERVED (1)(2)        LAST FIVE YEARS (3)
---------------------         --------------------     --------------------------   ------------------------------------------------
                                                       (for the Pilgrim Funds)      (February 1997 - August 1999) and Assistant
                                                                                    Vice President, ING Funds Services, LLC (August
                                                                                    1995 - February 1997).

Robyn L. Ichilov              Vice President and       March 2002 - Present         Vice President, ING Funds Services, LLC (October
7337 E. Doubletree Ranch Rd.  Treasurer                (for the ING Funds)          2001 - Present) and ING Investments, LLC (August
Scottsdale, Arizona 85258                                                           1997 - Present); Accounting Manager, ING
DATE OF BIRTH:  09/25/1967                                                          Investments, LLC (November 1995 - Present).
                              Vice President and       May 1998 - March 2002
                              Treasurer                (for the Pilgrim Funds)

                              Vice President           November 1997 - May 1998
                                                       (for the Pilgrim Funds)

Kimberly A. Anderson          Vice President and       March 2002 - Present         Vice President and Secretary, ING Funds
7337 E. Doubletree Ranch Rd.  Secretary                (for the ING Funds)          Services, LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258                                                           Advisors, Inc., ING Investments, LLC (October
DATE OF BIRTH:  07/25/1964                             February 2001 - March 2002   2001 - Present) and Lexington Funds
                                                       (for the Pilgrim Funds)      Distributor, Inc. (December 2001 - Present).
                                                                                    Formerly, Vice President, ING Quantitative
                                                                                    Management, Inc. (October 2001 - September
                                                                                    2002); Assistant Vice President, ING Funds
                                                                                    Services, LLC (November 1999 - January 2001)
                                                                                    and has held various other positions with ING
                                                                                    Funds Services, LLC for more than the last five
                                                                                    years.

Sue Kinens                    Assistant Vice           February 2003 - Present      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  President and            (for the ING Funds)          Secretary, ING Funds Services, LLC (December
Scottsdale, Arizona 85258     Assistant Secretary                                   2002 - Present); and has held various other
Date of Birth:  12/31/1976                                                          positions with ING Funds Services, LLC for the
                                                                                    last five years.

Lauren D. Bensinger           Vice President           February 2003 - Present      Vice President and Chief Compliance Officer
7337 E. Doubletree Ranch Rd.                           (for the ING Funds)          (July, 1995 to Present), ING Funds Distributor,
Scottsdale, Arizona 85258                                                           LLC. (formerly ING Funds Distributor, Inc. and
Date of Birth:  2-6-1954                                                            ING Pilgrim Securities, Inc.); Vice President
                                                                                    (February, 1996 to Present) and Chief
                                                                                    Compliance Officer (October, 2001 to Present)
                                                                                    ING Investments, LLC (formerly ING Pilgrim
                                                                                    Investments, LLC and ING Investments, Inc.);
                                                                                    Vice President and Chief Compliance Officer
                                                                                    (July 2000 to Present), ING Advisors, Inc.
                                                                                    (formerly ING Pilgrim Advisors, Inc.) and Vice
                                                                                    President (July 1995 to Present) ING Fund
                                                                                    Services, LLC (formerly ING Pilgrim Group,
                                                                                    LLC).

Todd Modic                    Assistant Vice           April 2002 - Present         Director of Financial Reporting, ING
7337 E. Doubletree Ranch Rd.  President                (for the ING Funds)          Investments, LLC (March 2001 - Present).
Scottsdale, Arizona 85258                                                           Formerly, Vice President and Chief Compliance
DATE OF BIRTH:  11/03/1967                             March 2002 - Present         Officer (July 2000 to September 2002) ING
                                                       (for certain ING Funds)      Quantitative Management, Inc. (formerly ING
                                                                                    Pilgrim Quantitative Management, Inc and Market
                                                       August 2001 - March 2002     Systems Research Advisors, Inc. ), Director of
                                                       (for the Pilgrim Funds)      Financial Reporting, Axient Communications,
                                                                                    Inc. (May 2000 - January 2001) and Director of
                                                                                    Finance, Rural/Metro Corporation (March 1995 -
                                                                                    May 2000).

Maria M. Anderson             Assistant Vice           April 2002 - Present         Assistant Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.  President                (for the ING Funds)          LLC (October 2001 - Present). Formerly, Manager
                                                                                    of Fund Accounting and Fund

                              POSITIONS HELD WITH      TERM OF OFFICE AND LENGTH    PRINCIPAL OCCUPATION(S) DURING THE
NAME, ADDRESS AND AGE         THE FUND                 OF TIME SERVED (1)(2)        LAST FIVE YEARS (3)
---------------------         ---------------------    --------------------------   ------------------------------------------------
Scottsdale, Arizona 85258                                                           Compliance, ING Investments, LLC (September
Date of Birth:  05/29/1958                             March 2002 - April 2002      1999 - November 2001); Section Manager of Fund
                                                       (for certain ING Funds)      Accounting, Stein Roe Mutual Funds (July 1998 -
                                                                                    August 1999); and Financial Reporting Analyst,
                                                                                    Stein Roe Mutual Funds (August 1997 - July
                                                       August 2001 - March 2002     1998).
                                                       (for the Pilgrim Funds)

Jeffrey Bernstein             Senior Vice President    March 2002 to Present        Senior Vice President (since October 1999) of
7337 E. Doubletree Ranch Rd.  and Senior Portfolio     (for certain ING Funds)      ING Investments, LLC and Senior Portfolio
Scottsdale, Arizona 85258     Manager (Worldwide                                    Manager (since October 2001) for ING Advisors,
Date of Birth:  11/21/1966    Growth Fund)                                          Inc. and ING Investments, LLC. Formerly,
                                                                                    Portfolio Manager, Northstar Investment
                                                       June 2000 to March 2002      Management Corporation, whose name changed to
                                                       (for certain Pilgrim Funds)  Pilgrim Advisors, Inc. and subsequently became part of ING Investments, LLC (May 1998 to
                                                                                    October 1999); Portfolio Manager, Strong
                                                                                    Capital Management (1997 to May 1998); and
                                                                                    Portfolio Manager, Berkeley Capital (1995 to
                                                                                    1997).


----------
(1) The officers hold office until the next annual meeting of the Directors and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim
Investments, LLC)
----------------------------------------------------------------
   ING Mutual Funds Management Co., LLC (April 2001 - merged into ING
     Pilgrim Investments, LLC)
   ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
     Investments, LLC)
   ING Pilgrim Investments, LLC (February 2001 - formed)
   ING Pilgrim Investments, Inc. (September 2000 - name changed from
     Pilgrim Investments, Inc.)
   Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim
     Investments, Inc.)
   Pilgrim Investments, Inc. (October 1998 - name changed from Pilgrim
     America Investments, Inc.)
   Pilgrim America Investments, Inc. (April 1995 - name changed from
     Newco Advisory Corporation)
   Newco Advisory Corporation (December 1994 - incorporated)

      **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim
Group, LLC)
-------------------------------------------------------------------
   ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group
     LLC)
   ING Pilgrim Group, LLC (February 2001 - formed)
   ING Pilgrim Group, Inc. (September 2000 - name changed from
     Pilgrim Group, Inc.)
   Lexington Global Asset Managers, Inc. (July 2000 - merged into
     Pilgrim Group, Inc.)
   Northstar Administrators, Inc. (November 1999 - merged into
     Pilgrim Group, Inc.)
   Pilgrim Group, Inc. (October 1998 - name changed from Pilgrim
     American Group, Inc.)
   Pilgrim America Group, Inc. (April 1995 - name changed from Newco
     Holdings Management Corporation)
   Newco Holdings Management Corporation (December 1994 - incorporated)

ING Funds Distributor, LLC.  (October 2002)
-----------------------------------------------------------
   ING Funds Distributor, Inc. (October 2002 - merged into ING
   Funds Distributor, LLC)
   ING Funds Distributor, LLC (October 2002 - formed)
   ING Funds Distributor, Inc.  (March 2002 - name changed from ING
     Pilgrim Securities, Inc.)
   ING Pilgrim Securities, Inc. (September 2000 - name changed from
     Pilgrim Securities, Inc.)
   Northstar Distributors Inc. (November 1999 - merged into Pilgrim
     Securities, Inc.)
   Pilgrim Securities, Inc.  (October 1998 - name changed from Pilgrim
     America Securities, Inc.)
   Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
     Distributors Corporation)
   Newco Distributors Corporation (December 1994  - incorporated)


ING Capital Corporation, LLC (March 2002 - name changed from ING
    Pilgrim Capital Corporation, LLC)
----------------------------------------------------------------
  ING Pilgrim Capital Corporation (February 2001 - merged into ING
    Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from
    Pilgrim Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from
    Pilgrim Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from
    Northstar Holdings, Inc.)
  Northstar Holdings, Inc. (October 1999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim
    America Capital Corporation)
  Pilgrim Capital Corporation (June 1999 - merged into Pilgrim America
    Capital Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)


ING Advisors, Inc. (March 2002 - name changed from ING Pilgrim Advisors, Inc.)
--------------------------------------------------------------------------------
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 name changed from Lexington
    Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)


ING Quantitative Management, Inc. (September 2002 - Dissolved)
--------------------------------------------------------------------------------
  ING Quantitative Management, Inc. (March 2002 - name changed from
  ING Pilgrim Quantitative Management, Inc.)
  ING Pilgrim Quantitative Management, Inc. (March 2001 - name changed from Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1986 - incorporated)

STANDING COMMITTEES OF THE FUND

      The Board governs the Fund and is responsible for protecting the interests of shareholders. The Board are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Committees


      An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held four (4) meetings during the fiscal year ended October 31, 2002.



        The Board of Trustees has an Audit Committee whose function is to meet with the independent accountants of each Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Earley, Rieke, Vincent and Putnam. Mr. Earley serves as Chairman of the Committee. The Audit Committee held four (4) meetings during the fiscal year ended October 31, 2002.



      The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Funds for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. May, Patton, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held five
(5) meetings during the fiscal year ended October 31, 2002.



      The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held one (1) meeting during the fiscal year ended October 31, 2002.



The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Funds and to make recommendations to the Board of Trustees with respect to the Funds. The Committee for the international funds currently consists of Dr. Gitenstein and Messrs. Patton, May, Doherty, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairman of the Committee. The Investment Review Committees held four (4) meetings during the fiscal year ended October 31, 2002.

DIRECTOR OWNERSHIP OF SECURITIES

      Set forth below is the dollar range of equity securities owned by each Director.

      In order to further align the interests of the Independent Directors with shareholders, it is the policy to won beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.


                                                  DOLLAR RANGE OF EQUITY       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                 SECURITIES IN FUND AS OF   REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN
               NAME OF DIRECTOR                      DECEMBER 31, 2002                   FAMILY OF INVESTMENT COMPANIES
               ----------------                      -----------------                   ------------------------------
INDEPENDENT DIRECTOR
Paul S. Doherty                                            None                                  Over $100,000
J. Michael Earley(1)                                       None                                $10,001 - $50,000
R. Barbara Gitenstein(1)                                   None                                $50,001 - $100,000
Walter H. May                                              None                                  Over $100,000
Jock Patton                                                None                                $50,001 - $100,000
David W. C. Putnam                                         None                                  Over $100,000
Blaine E. Rieke                                            None                                $50,001 - $100,000
Roger B. Vincent(1)                                        None                                  Over $100,000
Richard A. Wedemeyer                                       None                                $10,001 - $50,000

DIRECTORS WHO ARE "INTERESTED PERSONS"
Thomas J. McInerney                                        None                                $50,001 - $100,000
John G. Turner                                             None                                  Over $100,000


----------
(1)   Commenced service as a Director on February 26, 2002.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

        Set forth in the table below is information regarding each Independent Director's (and his immediate family members) share ownership in securities of the Fund's Investment Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Adviser or Principal Underwriter of the Fund (not including registered investment companies) as of December 31, 2002.


                            NAME OF OWNERS
                            AND RELATIONSHIP                 TITLE OF      VALUE OF    PERCENTAGE OF
NAME OF DIRECTOR              TO DIRECTOR       COMPANY       CLASS       SECURITIES       CLASS
----------------            -----------         -------       -----       ----------       -----
PAUL S. DOHERTY                    N/A            N/A          N/A            $0            N/A
J. MICHAEL EARLEY(1)               N/A            N/A          N/A            $0            N/A
R. BARBARA GITENSTEIN(1)           N/A            N/A          N/A            $0            N/A
WALTER H. MAY                      N/A            N/A          N/A            $0            N/A
JOCK PATTON                        N/A            N/A          N/A            $0            N/A
DAVID W. C. PUTNAM                 N/A            N/A          N/A            $0            N/A
BLAINE E. RIEKE                    N/A            N/A          N/A            $0            N/A
ROGER B. VINCENT(1)                N/A            N/A          N/A            $0            N/A
RICHARD A. WEDEMEYER               N/A            N/A          N/A            $0            N/A


----------
(1)   Commenced service as a Director on February 26, 2002.

COMPENSATION OF DIRECTORS


      The Fund pays each Director who is not an interested person a pro rata share, as described below of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead directors, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting; (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the average net assets as a percentage of the average net assets of all the funds managed by the Investment Adviser for which the Directors serve in common as Directors/Trustees.


The following table sets forth information regarding compensation of Directors by the Fund and other funds managed by ING Investments for the fiscal year ended December 31, 2002. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other funds managed by ING Investments.

                               COMPENSATION TABLE


                                                                 PENSION OR
                                                                 RETIREMENT
                                                              BENEFITS ACCRUED     ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION       AS PART OF FUND       BENEFITS UPON           REGISTRANT AND FUND
   NAME OF PERSON, POSITION            FROM THE FUND              EXPENSES          RETIREMENT (5)      COMPLEX PAID TO DIRECTORS(4)
   ------------------------            -------------              --------          --------------      ----------------------------
Paul S. Doherty                             $76                      N/A                  N/A                      $76,532
Director

Alan S. Gosule(3)                           $17                      N/A                  N/A                      $12,500
Director

Walter H. May                               $87                      N/A                  N/A                      $88,288
Director

Thomas J. McInerney (2)                     $0                       N/A                  N/A                        $0
Director

Jock Patton                                 $96                      N/A                  N/A                      $88,759
Director

David W.C. Putnam                           $74                      N/A                  N/A                      $76,855
Director

Blaine E. Rieke                             $72                      N/A                  N/A                      $74,771
Director

John G. Turner(2)                           $0                       N/A                  N/A                        $0
Director

Richard A. Wedemeyer                        $82                      N/A                  N/A                      $70,133
Director

Barbara Gitenstein(1)                       $76                      N/A                  N/A                      $50,658

                                                                 PENSION OR
                                                                 RETIREMENT
                                                              BENEFITS ACCRUED     ESTIMATED ANNUAL        TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION       AS PART OF FUND       BENEFITS UPON           REGISTRANT AND FUND
   NAME OF PERSON, POSITION            FROM THE FUND              EXPENSES          RETIREMENT (5)      COMPLEX PAID TO DIRECTORS(4)
   ------------------------            -------------              --------          --------------      ----------------------------
J. Michael Earley(1)                        $71                      N/A                  N/A                      $48,304

Roger Vincent(1)                            $77                      N/A                  N/A                      $76,011

R. Glenn Hilliard (6)                       N/A                      N/A                  N/A                        N/A


----------
1)    Commenced service as a Director on February 26, 2002.

2) "Interested Person" as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Directors who are interested persons do not receive any compensation from the Fund.


3) Resigned as a Director effective December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Trustee for certain ING Funds for 5 years prior to his resignation.



4) Represents compensation from 107 funds (total in complex as of December 31, 2002).



5) The ING Funds have adopted a retirement policy under which a Director/Trustee who has served as an Independent Director/Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Director/Trustee for one year of service.



6)    Resigned as a Trustee effective April 30, 2003.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Investment Management Agreement and the Sub-Advisory Agreement authorizes the Investment Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Investment Adviser or Sub-Adviser determines, subject to the instructions of and review by the Board of Directors, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transaction of the Fund.

Subject to policies established by the Board, the Investment Adviser is responsible for the execution of the Fund's portfolio transactions and the selection of brokers/dealers that execute such transactions on behalf of the Fund. The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with this policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and such other policies as the Directors may determine, ING Investments may consider sales of shares of the Fund and of the other ING Funds as a factor in the selection of broker/dealers to execute the Fund's portfolio transactions.


Consistent with the interests of the Fund, the Investment Adviser or Sub-Adviser may select brokers to execute the Fund's portfolio transactions on the basis of the research and brokerage services they provide to the Investment Adviser for its use in managing the Fund and its other advisory accounts so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934 are met.
Section 28(e) of the Securities Exchange Act of 1934 was adopted in 1975 and specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay higher commissions than the lowest available under certain circumstances, provided that the person so exercising investment discretion makes a good faith determination that the amount of commissions paid was reasonable in relation to the value of the brokerage and research services provided are viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Investment Adviser or Sub-Adviser under the Investment Management Agreement or Sub Advisory Agreement. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Investment Adviser or Sub-Adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Investment Adviser to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits received by the Fund over the long term. Research services may also be received from dealers who execute Fund transactions.


Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services (soft dollars) might exceed commissions that would be payable for execution services alone. Nor generally can the value of research services to the Fund be measured. Research services furnished might be useful and of value to ING Investments or the Sub-Adviser and their affiliates, in serving other clients as well as the Fund. On the other hand, any research services obtained by ING Investments or the Sub-Adviser or their affiliates from the placement of portfolio brokerage of other clients might be useful and of value to ING Investments or the Sub-Adviser in carrying out their obligations to the Fund.

Investment decisions for the Fund and for other investment accounts managed by the Investment Adviser or Sub-Adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Investment Adviser or Sub-Adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

The Fund anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. Fixed commissions of foreign stock exchange transactions are generally higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker/dealers than in the United States.

The Fund engages in portfolio trading when the Investment Adviser or Sub-Adviser concludes that the sale of a security owned by the Fund and/or the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value, or a security may be purchased in anticipation of a market rise. Consistent with the Fund's investment objectives, a security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.


The brokerage commissions paid by the Fund and the Fund's portfolio turnover rate for the last three fiscal years are as follows: For 2000, the Fund's portfolio turnover rate was 255% and the Fund paid $502,229 in brokerage commissions and of that amount, $13,644 was paid for with soft dollars. For 2001, the Fund's portfolio turnover rate was 113% and the Fund paid $125,890 in brokerage commissions and of that amount, $18,359.16 was paid for with soft dollars. For 2002, the Fund's portfolio turnover rate was 132% and the Fund paid $141,000 in brokerage commissions and of that amount, $0.00 was paid for with soft dollars.


                             CAPITAL STOCK STRUCTURE

Individual variable annuity contract ("Contract") holders and variable life insurance policy ("Policy") holders are not shareholders of the Fund. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy. Shares of the Fund are not offered directly to the general public.

DIVIDENDS, DISTRIBUTIONS, VOTING, PREEMPTIVE AND REDEMPTION RIGHTS

Shareholders of the Fund are given voting rights. Each share of the Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. Participating Insurance Companies provide variable annuity contract holders and policyholders the right to direct the voting of Fund shares at shareholder meetings to the extent required by law. See the Separate Account prospectus for the Variable Contract for more information regarding the pass-through of these voting rights.

The Fund's shareholders are entitled to such dividends or distributions as may be declared from time to time by the Board of Directors. In the event of liquidation or dissolution of the Fund, the shareholders are entitled to receive the assets of the Fund less the liabilities allocated to the Fund.

Each share of common stock has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and non-assessable. There are no preemptive, conversion or exchange rights. Fund shares do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for Directors can elect all Directors and the remaining shareholders would not be able to elect any Directors.

The Fund will not normally hold annual shareholder meetings except as required by Maryland General Corporation Law or the 1940 Act. However, meetings of shareholders may be called at any time by the Secretary upon the written request of shareholders holding in the aggregate not less than 25% of the Fund's outstanding shares, such request specifying the purposes for which such meeting is to be called. In addition, the Directors will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Director when requested to do so in writing by the recordholders of not less than 25% of the Fund's outstanding shares. The Fund will assist such shareholders in any such communication between shareholders and Directors.

                                 NET ASSET VALUE

As noted in the Prospectus, the net asset value ("NAV") and offering price of the Fund's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "How Shares Are Priced" in the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.


Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the Fund's valuation). Foreign securities markets may close before the Fund determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund.

If a significant event which is likely to impact the value of one or more foreign securities held by the Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's NAV is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. The Board of Directors has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Directors has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Directors, the Fund is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Directors, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.

                                   TAX MATTERS





The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.



The Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Code. If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.



To qualify to be taxed as a regulated investment company, the Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

Generally, in order to avoid a 4% nondeductible excise tax, the Fund must distribute to its shareholders during the calendar year the following amounts:

      -     98% of the Portfolio's ordinary income for the calendar year;

      - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

      - any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Fund believes that it is not subject to the excise tax, the Fund intends to make the distributions required to avoid the imposition of such a tax.

The Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by the Fund to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as currently described, or that the Fund will not have to change its investment objective or investment policies. A Fund's investment objective and the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

For information concerning the federal income tax consequences to the holders of a Contract or Policy, such holders should consult the prospectuses for their particular Contract or Policy.

                             PERFORMANCE CALCULATION

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, rules promulgated by the SEC, a fund's advertising performance must include total return quotations calculated according to the following formula:

P(1 + T)(To the power of n) = ERV

Where:       P =    a hypothetical initial payment of
             T =    average annual total return,
             n =    number of years (1, 5 or 10)
             ERV    = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year period, at the end of such period (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods of the Fund's existence or such shorter period dating from the effectiveness of the Fund's Registration Statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or T in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any recurring account charges that might in the future be imposed by the Fund would be included at that time.

The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the Fund's total return, the Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in advertising than the information prescribed under Item 21 of Form N-1A.

The Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services, which monitor the performance of mutual funds. The Fund may also advertise mutual fund performance rankings, which have been assigned to it by such monitoring services.


Pursuant to the SEC calculation, the Fund's average total rate of return for the one and five year and since inception (3/30/94) period ended December 31, 2002 was -9.33%%, -4.56% and -3.56%, respectively.

                                OTHER INFORMATION

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding its Portfolio without the consent or approval of shareholders. As of March 31, 2003, ING Life Insurance and Annuity Co. owned 38.53% and Kemper Investors Life Insurance Co. owned 34.39% of the Fund and, therefore, are control persons of the Fund.



As of March 31, 2003, the Directors and officers as a group owned less than 1% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as follows:



---------------------------------------------------------------------------------------------
                    ADDRESS                     CLASS AND TYPE  PERCENTAGE OF   PERCENTAGE OF
                                                 OF OWNERSHIP        CLASS           FUND
---------------------------------------------------------------------------------------------
ING LIFE INSURANCE AND ANNUITY CO                 Beneficial        38.53%          38.53%
                                                     Owner
ACES SEPARATE ACCT B

VALUATIONS PROCESSING DEPARTMENT
151 FARMINGTON AVENUE  - RSMA

HARTFORD CT  06156-0001

---------------------------------------------------------------------------------------------
KEMPER INVESTORS LIFE INSURANCE                   Beneficial        34.39%          34.39%
                                                     Owner
VARIABLE ANNUITY SEPARATE ACCOUNT

ATTN: KAREN PORTEN
1 KEMPER DRIVE T-1

LONG GROVE IL  60049-0001
---------------------------------------------------------------------------------------------
SAFECO LIFE INSURANCE COMPANYS                    Beneficial        18.62%          18.62%
RETIREMENT SERVICES                                 Owner

PO BOX 34690
SEATTLE WA  98124-1690
---------------------------------------------------------------------------------------------




                                 CODE OF ETHICS

The Fund, the Investment Adviser and the Distributor have adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own Cod of Ethics to govern the personal trading activities of its personnel.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141-6368, has been retained to act as the Fund's transfer agent and dividend disbursing agent.

                                    CUSTODIAN


Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, has been retained to act as custodian for the Fund's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Fund's domestic securities and other assets. Effective January 1, 2004, the cash and securities owned by each of the Funds will be held by the Bank of New York Company, Inc. One Wall Street, New York, New York 10286, as Custodian, which takes no part in the decisions relating to the purchase or sale of a Fund's portfolio securities.


                        COUNSEL AND INDEPENDENT AUDITORS


Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, will pass upon legal matters for the Fund in connection with the offering of its shares. KPMG LLP, is located at 99 High Street, Boston, Massachusetts 02110, has been selected as independent auditors for the Fund for the fiscal year ending December 31, 2003.


                              FINANCIAL STATEMENTS

The Financial Statements and the independent auditors' reports thereon, appearing in the Fund's Annual Report for the period ending December 31, 2002, are incorporated by reference in this Statement. The Fund's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                               OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Articles of Amendment - Filed electronically on April 26, 2001 - Incorporated by reference.

   (3) Form of Articles of Amendment - Filed electronically on April 18, 2002 - Incorporated by reference.

(b) By-Laws - Filed electronically on April 11, 1997- Incorporated by reference.

(c) Rights of Holders - Filed electronically on April 24, 2001 -Incorporated by reference.

(d)(1) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (2) Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Advisors B.V. filed herein.

(e)(1) Distribution Agreement between Registrant and Lexington Funds Distributor, Inc. - Filed electronically on April 11, 1997 - Incorporated by reference.

   (2) Form of Distribution Agreement between Registrant and Pilgrim Securities, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

(f) Retirement Plan for Eligible Directors - Filed electronically on April 24, 1998 - Incorporated by reference.

(g)(1) Custodian Agreement between Registrant and Chase Manhattan Bank, N.A. - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed electronically on April 26, 2001 - Incorporated by reference.

(h)(1) Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company - Filed electronically on April 29, 1996 - Incorporated by reference.

   (2) Form of Administrative Services Agreement between Registrant and Lexington Management Corporation - Filed electronically on April 29, 1996 - Incorporated by reference.

   (3) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed electronically on April 26, 2001 - Incorporated by reference.

   (4) Amendment to Administration Agreement between Registrant and ING Pilgrim Group, LLC- Filed electronically on April 18, 2002 - Incorporated by reference.

   (5) Form of Accounting Agency Agreement between Registrant and Brown, Brothers, Harriman & Company - Filed electronically on April 18, 2002 - Incorporated by reference.

   (6) Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed electronically on April 18, 2002 Incorporated by reference.

(i) Opinion of Counsel as to Legality of Securities being registered - Filed electronically on April 24, 1998 - Incorporated by reference.

(j)      Consents

         (1)      Consent of Dechert - Filed herein.

         (2)      Consent of KPMG LLP - Filed herein.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Not Applicable.

(n)      Not Applicable.

(o)      Not Applicable.

(p)(1) Pilgrim Group Funds Code of Ethics - Filed electronically on May 1, 2001 - Incorporated by reference.

   (2) Form of ING Investment Management Advisors B.V. Code of Ethics - filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

ITEM 25. INDEMNIFICATION

Under the terms of the Maryland General Corporation Law, and the Company's By-Laws, the Company shall indemnify its officers to the same extent as its directors and to such further extent as the Company's Articles of Incorporation is consistent with law. The Company shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by the By-Laws shall continue as to a person who has ceased to be a director or officer and shall insure to the benefit of the heirs, executors and administrators of such a person. The By-Laws shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to the directors and officers of ING Investments, LLC ("ING Investments," formerly ING Pilgrim Investments, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Information as to the directors and officers of ING Investment Management Advisors B.V., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Advisors B.V. in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-40494) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) ING Funds Distributor LLC, is the principal underwriter for the Registrant and for ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Variable Insurance Trust, ING Variable Products Trust, and USLICO Series Fund.

(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

The Registrant, ING VP Emerging Markets Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 will maintain physical possession of each such account, book or other document of the Company, except for those maintained by the Registrant's Custodian, Brown, Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 or Transfer Agent, DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri, 64141-6368.

All other records required by item 30(a) are maintained at the Office of the Administrator and the Office of the Sub-Adviser.

The address of the Sub-Adviser is
     ING Investment Management Advisor B.V.
     Prinses Beatrixlaan 15, 2595 AK, The
     Hague, The Netherlands

ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 16th day of April, 2003.

                                        ING VP EMERGING MARKETS FUND

                                        By: /s/ Kimberly A. Anderson
                                            ------------------------
                                            Kimberly A. Anderson
                                            Vice President and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                        TITLE                    DATE


                               Director and Chairman        April 16, 2003
------------------------
    John G. Turner*

                               President and Chief
                               Executive Officer            April 16, 2003
------------------------
   James M. Hennessy*

                               Executive Vice President     April 16, 2003
                               and Principal Financial
                               Officer
------------------------
   Michael J. Roland*


                               Director                     April 16, 2003
------------------------
    Paul S. Doherty*


                               Director                     April 16, 2003
------------------------
   J. Michael Earley*


                               Director                     April 16, 2003
------------------------
 R. Barbara Gitenstein*

                                        Director            April 16, 2003
-------------------------
   R. Glenn Hilliard*


                                        Director            April 16, 2003
-------------------------
  Walter H. May, Jr.*


                                        Director            April 16, 2003
-------------------------
  Thomas J. McInerney*


                                        Director            April 16, 2003
-------------------------
      Jock Patton*


                                        Director            April 16, 2003
-------------------------
   David W.C. Putnam*


                                        Director            April 16, 2003
-------------------------
    Blaine E. Rieke*


                                        Director            April 16, 2003
-------------------------
    Roger B. Vincent*


                                        Director            April 16, 2003
-------------------------
  Richard A. Wedemeyer*


*By: /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

**   Powers of Attorney for Directors, James M. Hennessy and Michael Roland
were filed as attachments to Post-Effective Amendment No. 11 to the Registrant's Form N-1A Registration Statement as filed on April 18, 2002, and are incorporated herein by reference.

                                 EXHIBIT INDEX

EXHIBIT NUMBER        NAME OF EXHIBIT
(d)(2)                Subadvisory Agreement

(j)(1)                Consent of Dechert

(j)(2)                Consent of KPMG LLP

(p)(2)                Code of Ethics